SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION

South Korean Won per USD
Exchange rate as of December 31, 2022	1,261.92

	South Korean Won per USD
	Three Months Ended December 31, 2022	Nine Months Ended December 31, 2022
Average exchange rate as of December 31, 2022	1,359.18	1,320.11

South Korean Won per USD
Exchange rate as of March 31, 2022	1,212.99
Average exchange rate for the fiscal year ended March 31, 2022	1,167.39